Short-term Investments	6 Months Ended
Jun. 30, 2021
Short-term Investments
Short-term investments

4. Short-term Investments

	June 30,	December 31,
	2021	2020

	(in US$’000)
Bank deposits maturing over three months (note)
Denominated in:
US$	358,776	187,961
RMB	1,154	612
HK$	3,077	10,973
	363,007	199,546

Note: The weighted average effective interest rate on bank deposits for the six months ended June 30, 2021 and the year ended December 31, 2020 was 0.26% per annum and 1.06% per annum respectively (with maturities ranging from 91 to 180 days).